TIFF Investment Program (“TIP”)

Supplement dated November 30, 2017

to the Statement of Additional Information dated May 1, 2017

This supplement provides new and additional information to the TIP statement of additional information (“SAI”) dated May 1, 2017. You can find TIP’s prospectus, summary prospectuses, and the statement of additional information, as well as other information about TIP, online at www.tiff.org/prospectusanddisclosures. You may also obtain this information at no charge by calling 800-984-0084 or by sending an e-mail request to info@tiff.org.

The following replaces information about Robert J. Zion in the Principal Officers chart under the heading “Supplemental Discussion of Fund Management and Administration” on page 3 of the SAI:

Robert J. Zion Born 1961 COO since March 2017	Principal Occupation(s) During the Past Five Years: Vice President/Chief Operating Officer, TIFF Advisory Services, Inc. (Feb 2017 – present); Chief Operating Officer, and prior to that Chief Financial Officer, Hirtle Callaghan & Co. (1991 – 2017).

The following replaces information about Marathon Asset Management, LLP in the Money Manager/Index chart under the heading “Description of Indices” on page 71 of the SAI:

Fund/Money Manager	Index
Multi-Asset Fund Marathon Asset Management, LLP	MSCI EAFE Index

The following information replaces the information in Appendix C – Portfolio Managers on pages 81-83 of the SAI:

Other Accounts Managed (as of 12/31/2016)

Portfolio Managers	RICs		Pooled Funds		Other Accounts
	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)
MULTI-ASSET FUND
TAS
Jay Willoughby	1	$84	33	$4,477	8	$1,205
Trevor Graham	0	$0	4	$2,801	0	$0
SHORT-TERM FUND
TAS
Jay Willoughby	1	$4,169	33	$4,477	8	$1,205
Jessica Bolster	0	$0	0	$0	0	$0

Other Accounts Managed with a Performance-Based Advisory Fee (as of 12/31/2016)

Portfolio Managers	RICs		Pooled Funds		Other Accounts
	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)
MULTI-ASSET FUND
TAS
Jay Willoughby	0	$0	29	$2,723	0	$0
Trevor Graham	0	$0	2	$1,075	0	$0
SHORT-TERM FUND
TAS
Jay Willoughby	0	$0	29	$2,723	0	$0
Jessica Bolster	0	$0	0	$0	0	$0

Portfolio Manager Compensation (as of 12/31/2016)

MULTI-ASSET FUND
TAS
Portfolio Managers: Jay Willoughby Trevor Graham
Compensation Structure	Salary Incentive Compensation Retirement Plan
Specific Criteria

Salary is fixed.

Incentive Compensation –Incentive compensation is based on multiple performance components, of TIFF’s comprehensive funds, including Multi-Asset Fund, and may also include a portfolio segment component (i.e., equities segment or diversifiers segment). A fraction of incentive compensation above a threshold – which increases as incentive compensation rises – of the investment staff’s annual compensation award is generally deferred, subject to a multi-year vesting schedule. During the deferral period, the bonus amount is subject to the performance of selected investment vehicles bearing the TIFF name, including MAF. During a transitional period following employment, the quantitative factor may be given less weight in determining an investment professional’s incentive compensation and the amount to be deferred may be reduced or eliminated.

Difference in Compensation Methodology Between TIP and Other Accounts Managed	None

SHORT-TERM FUND
TAS
Portfolio Managers: Jay Willoughby Jessica Bolster
Compensation Structure	Salary Incentive Compensation Retirement Plan
Specific Criteria

Salary is fixed.

Incentive Compensation – Incentive compensation is based on multiple performance components, of TIFF’s comprehensive funds, including Multi-Asset Fund, and may also include a portfolio segment component (i.e., equities segment or diversifiers segment). A fraction of incentive compensation above a threshold – which increases as incentive compensation rises – of the investment staff’s annual compensation award is generally deferred, subject to a multi-year vesting schedule. During the deferral period, the bonus amount is subject to the performance of selected investment vehicles bearing the TIFF name, including MAF. During a transitional period following employment, the quantitative factor may be given less weight in determining an investment professional’s incentive compensation and the amount to be deferred may be reduced or eliminated.

Difference in Compensation Methodology Between TIP and Other Accounts Managed	None

Ownership of Fund Securities (as of 12/31/2016)

Portfolio Manager	Dollar Range of Equity Securities in Fund Beneficially Owned by the Portfolio Manager
Jay Willoughby	Multi-Asset Fund – None Short-Term Fund – None
Trevor Graham	Multi-Asset Fund – None Short-Term Fund – None
Jessica Bolster	Multi-Asset Fund – None Short-Term Fund – None

Please keep this supplement for future reference.